Group structure (Details)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Semantix A I Ltd [Member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	[1]	Cayman
Ownership percentage		100.00%	0.00%
Ownership held by NCI		0.00%	0.00%
Principal Activities		Holding company
Semantix Tecnologia Da Informacao S A [Member]
IfrsStatementLineItems [Line Items]
Country of Incorporation		Brazil
Ownership percentage		100.00%	100.00%
Ownership held by NCI		0.00%	0.00%
Principal Activities		Holding company and SaaS and PaaS provider
Semantix Participacoes S A [Member]
IfrsStatementLineItems [Line Items]
Country of Incorporation		Brazil
Ownership percentage		100.00%	100.00%
Ownership held by NCI		0.00%	0.00%
Principal Activities		Managing share capital
Semantix Colombia S A S [Member]
IfrsStatementLineItems [Line Items]
Country of Incorporation		Colombia
Ownership percentage		99.90%	99.90%
Ownership held by NCI		0.10%	0.10%
Principal Activities		SaaS and PaaS provider
Semantix Mexico Sde R Lde C V [Member]
IfrsStatementLineItems [Line Items]
Country of Incorporation		Mexico
Ownership percentage		100.00%	100.00%
Ownership held by NCI		0.00%	0.00%
Principal Activities		SaaS and PaaS provider
Semantix Gestao Financeira Ltda [Member]
IfrsStatementLineItems [Line Items]
Country of Incorporation		Brazil
Ownership percentage		100.00%	100.00%
Ownership held by NCI		0.00%	0.00%
Principal Activities		SaaS and PaaS provider
Tradimus S A [Member]
IfrsStatementLineItems [Line Items]
Country of Incorporation		Brazil
Ownership percentage		50.00%	50.00%
Ownership held by NCI		50.00%	50.00%
Principal Activities		SaaS and PaaS provider
Semantix Corp [Member]
IfrsStatementLineItems [Line Items]
Country of Incorporation		United States
Ownership percentage		100.00%	100.00%
Ownership held by NCI		0.00%	0.00%
Principal Activities		SaaS and PaaS provider
Link A P I Tecnologia S A [Member]
IfrsStatementLineItems [Line Items]
Country of Incorporation		Brazil
Ownership percentage		100.00%	100.00%
Ownership held by NCI		0.00%	0.00%
Principal Activities		SaaS integration provider
Zetta Health Analytics S A [Member]
IfrsStatementLineItems [Line Items]
Country of Incorporation		Brazil
Ownership percentage		100.00%	0.00%
Ownership held by NCI		0.00%	0.00%
Principal Activities		SaaS and PaaS provider

[1]	New entity created after the corporate reorganization and prior to the transaction with Alpha. Refer to Note 6 (ii) below.